Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 86,791	$ 137,725
Money market funds	13,564	13,933
Fixed bank deposits	29,084	33,978
Total cash and cash equivalents	$ 129,440	$ 185,636	$ 248,226	$ 241,148